As filed with the Securities and Exchange Commission on February 14, 2014

1933 Act Registration No. 333-159992

1940 Act Registration No. 811-22309

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 15

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 17

TRANSPARENT VALUE TRUST

(Exact Name of Registrant as Specified in Charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service of process)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

X	Immediately upon filing pursuant to paragraph (b) of Rule 485.
On (date) pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
75 days after filing pursuant to paragraph (a)(2) of Rule 485.
On (date) pursuant to paragraph (a)(1) of Rule 485.
On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 14th day of February, 2014.

Transparent Value Trust

/s/ Armen Arus Armen Arus
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Member of the Board of Trustees	February 14, 2014
Farhan Sharaff

*	Member of the Board of Trustees	February 14, 2014
John Masterson

*	Member of the Board of Trustees	February 14, 2014
Robert J. Casale

*	Member of the Board of Trustees	February 14, 2014
Dennis A. Cullen

/s/ Keith D. Kemp	Treasurer	February 14, 2014
Keith D. Kemp

/s/ Armen Arus	President	February 14, 2014
Armen Arus

* /s/ Armen Arus
Armen Arus

*	Attorney-in-Fact pursuant to powers of attorney filed as Exhibit (q) to Pre-Effective Amendment No. 2 to this Registration Statement filed with the SEC on March 25, 2010.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase